Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2022
Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers

4. Revenue from contracts with customers

Disaggregated revenue information

Set out below is the disaggregation of the Group’s unaudited revenue from contracts with customers

		Smart
	Subscription	music	Music
	and	education	events and
	licensing	business	performances	Total
	RMB’000	RMB’000	RMB’000	RMB’000
For the six months ended June 30, 2022
Revenue from contracts with customers	38,394	16,411	25,709	80,514
Cost of sales	(11,120)	(18,146)	(22,152)	(51,418)
Gross profit	27,274	(1,735)	3,557	29,096
For the six months ended June 30, 2021
Revenue from contracts with customers	44,147	27,465	23,836	95,448
Cost of sales	(7,720)	(12,697)	(22,133)	(42,550)
Gross profit	36,427	14,768	1,703	52,898

	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
Geographical markets
Southern China	49,548	41,200
Northern China	45,900	39,314
Total revenue from contracts with customers	95,448	80,514

Timing of revenue recognition
Revenue recognised at a point in time	75,372	63,055
Revenue recognised over time	20,076	17,459
Total revenue from contracts with customers	95,448	80,514

The amounts of transaction unaudited prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date are as follows:

	For the six months ended
	2021	2022
	RMB’000	RMB’000
Amounts expected to be recognised as revenue:
Within 1 year	7,503	5,783
After 1 year	522	650
	8,025	6,433

The amounts disclosed above do not include variable consideration which is constrained.

The Group applied the practical expedient in IFRS 15 and did not disclose the aggregate amounts of transaction price allocated to the remaining performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period if the performance obligations is part of a contract that has an original expected duration of one year or less. The comparative disclosures are amended to conform with the current year’s presentation.